UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     02/13/08
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        168
                                         --------------
Form 13F Information Table Value Total:  $ 3,901,493
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201    12072   627437 SH       Sole                   615242             12195
Abbott Labs                    COM              002824100    91063  1621778 SH       Sole                  1599413             22365
Acco Brands Corp               COM              00081T108    26287  1638851 SH       Sole                  1615228             23623
Afflilated Managers Group      COM              008252108     2144    18250 SH       Sole                    18250
Aflac Inc.                     COM              001055102     1065    17000 SH       Sole                    17000
Airtran Hldgs Inc.             COM              00949P108    30525  4263310 SH       Sole                  4236410             26900
Allstate Corp                  COM              020002101     6346   121501 SH       Sole                   121501
American Greetings             COM              026375105    11229   553152 SH       Sole                   553152
American INTL Group Inc.       COM              026874107   123763  2122868 SH       Sole                  2089873             32995
Ameris Bancorp                 COM              03076K108      323    19180 SH       Sole                    19180
Anadarko Petroleum             COM              032511107   106936  1627893 SH       Sole                  1603350             24543
Analogic Corp                  COM              032657207    10079   148830 SH       Sole                   148830
Apache Corporation             COM              037411105   233007  2166700 SH       Sole                  2136890             29810
Apogee Enterprises             COM              037598109     5012   292900 SH       Sole                   292900
Archer Daniels Midland         COM              039483102      465    10025 SH       Sole                    10025
Assurant Inc                   COM              04621X108     2661    39770 SH       Sole                    39770
Axis Capital Holdings          COM              G0692U109      466    11950 SH       Sole                    11950
Banctrust Finanical Group      COM              05978R107      579    47869 SH       Sole                    47869
Bank of America Corp.          COM              060505104    14426   349635 SH       Sole                   349635
Bank of New York Mellon Corp   COM              064058100    14380   294919 SH       Sole                   294919
Banner Corp                    COM              06652v109     7657   266500 SH       Sole                   266500
BB&T Corp.                     COM              054937107     1177    38382 SH       Sole                    38382
Belo Corp                      COM              080555105     6841   392263 SH       Sole                   392263
Berkshire Hathaway Inc Del Cl  COM              084670207      995      210 SH       Sole                      210
Berry Pete Co Cl A             COM              085789105    11930   268390 SH       Sole                   268390
Black & Decker Corp.           COM              091797100    46232   663779 SH       Sole                   650949             12830
Brinks Company                 COM              109696104    13124   219680 SH       Sole                   219680
Callaway Golf Co               COM              131193104    17397   998130 SH       Sole                   998130
Capital City Bank Group        COM              139674105      715    25327 SH       Sole                    25327
Capital Corp Of West           COM              140065202     5468   281423 SH       Sole                   281423
Cardinal Health Inc            COM              14149Y108    64863  1123170 SH       Sole                  1096635             26535
Centennial Bank                COM              151345303     6947  1201930 SH       Sole                  1201930
Century Aluminum Company       COM              156431108     2344    43450 SH       Sole                    43450
Charming Shoppes               COM              161133103     5269   973940 SH       Sole                   973940
Cimarex Energy Co              COM              171798101    25498   599540 SH       Sole                   599540
Circuit City Store Inc         COM              172737108      393    93520 SH       Sole                    93520
Citigroup Inc.                 COM              172967101     2872    97550 SH       Sole                    97550
City National Corp             COM              178566105     3604    60520 SH       Sole                    60520
Colonial Bancgroup             COM              195493309      963    71128 SH       Sole                    71128
Comerica Inc                   COM              200340107     2502    57480 SH       Sole                    57480
Commerce Bancshares            COM              200525103      630    14039 SH       Sole                    14039
Conagra Foods Inc              COM              205887102    38382  1613353 SH       Sole                  1591928             21425
Crystal River Capital          COM              229393301      440    30450 SH       Sole                    30450
Cullen Frost Bankers           COM              229899109      877    17321 SH       Sole                    17321
Del Monte Foods                COM              24522P103     7692   813090 SH       Sole                   813090
Devon Energy Corp              COM              25179M103   201048  2261249 SH       Sole                  2228469             32780
Discover Financial Services    COM              254709108     1340    88831 SH       Sole                    88831
Domtar Corporation             COM              257559104    43365  5639151 SH       Sole                  5539247             99904
Dover Corp                     COM              260003108    75365  1635165 SH       Sole                  1610900             24265
Dow Chemical                   COM              260543103    62260  1579410 SH       Sole                  1552715             26695
Eaton Vance Corporation        COM              278265103      772    17000 SH       Sole                    17000
Encore Acquisition Co          COM              29255W100    30484   913503 SH       Sole                   913503
Energen Corp                   COM              29265N108     2163    33680 SH       Sole                    33680
First Bancorp NC               COM              318910106      350    18532 SH       Sole                    18532
First Charter Corp.            COM              319439105      987    33050 SH       Sole                    33050
First Financial Holdings Inc.  COM              320239106     1111    40500 SH       Sole                    40500
First Horizon National Corp.   COM              320517105      349    19230 SH       Sole                    19230
First Source Corp              COM              336901103     7909   456881 SH       Sole                   456881
First State Bancorporation     COM              336453105     9682   696530 SH       Sole                   696530
Flower Foods Inc               COM              343498101    11155   476513 SH       Sole                   476513
Fluor Corp                     COM              343412102    57967   397800 SH       Sole                   394710              3090
Fortune Brands Inc             COM              349631101    49208   680042 SH       Sole                   672407              7635
Freddie Mac                    COM              313400301      341    10000 SH       Sole                    10000
Freeport-McMoran Copper & Gold COM              35671D857    76347   745282 SH       Sole                   733867             11415
Frontier Airlines Holdings     COM              359059102     1999   379998 SH       Sole                   379998
Gannett Incorporated           COM              364730101    42868  1099176 SH       Sole                  1076161             23015
Gehl Co                        COM              368483103     1915   119370 SH       Sole                   119370
General Mills Inc              COM              370334104    71198  1249083 SH       Sole                  1229355             19728
Green Bankshares Inc.          COM              394361208      247    12865 SH       Sole                    12865
Greenbrier Companies Inc       COM              393657101     3215   144415 SH       Sole                   144415
Griffon                        COM              398433102     2208   177325 SH       Sole                   177325
Hancock Holdings               COM              410120109      495    12950 SH       Sole                    12950
Hanesbrands Inc.               COM              410345102    52115  1918095 SH       Sole                  1886513             31582
Hanmi Financial Corp           COM              410495105     5237   607590 SH       Sole                   607590
Hanover Insurance Group Inc    COM              410867105    10264   224100 SH       Sole                   224100
Hartford Financial Services    COM              416515104     1748    20050 SH       Sole                    20050
Helmerich & Payne Inc          COM              423452101    26040   649870 SH       Sole                   649870
Hornbeck Offshore Services     COM              440543106    11754   261480 SH       Sole                   261480
Hudson City Bancorp            COM              443683107      495    32950 SH       Sole                    32950
Huntington Bancshares Inc      COM              446150104    61462  4164084 SH       Sole                  4106798             57286
Illinois Tool Works            COM              452308109    66701  1245812 SH       Sole                  1224117             21695
Imperial Capital Bancorp       COM              452680101     4505   246177 SH       Sole                   246177
Integrys Energy Group          COM              45822P105    11838   229010 SH       Sole                   229010
Interactive Brokers Group      COM              45841N107      320     9913 SH       Sole                     9913
International Paper            COM              460146103    70675  2182662 SH       Sole                  2151182             31480
IStar Financial Inc            COM              45031U101     5002   192000 SH       Sole                   189900              2100
Johnson & Johnson              COM              478160104    83303  1248918 SH       Sole                  1230584             18334
JP Morgan Chase                COM              46625H100     1795    41118 SH       Sole                    41118
K-Swiss                        COM              482686102     9535   526820 SH       Sole                   526820
Kaydon Corp                    COM              486587108     8135   149160 SH       Sole                   149160
Kimberly Clark Corp.           COM              494368103    14966   215831 SH       Sole                   215831
Kohls Corp.                    COM              500255104    73760  1610483 SH       Sole                  1587648             22835
Lance Inc.                     COM              514606102     3679   180179 SH       Sole                   180179
Lazard LTD                     COM              G54050102      891    21900 SH       Sole                    21900
Legg Mason Inc.                COM              524901105     1073    14672 SH       Sole                    14672
Lehman Brothers Holdings       COM              524908100      438     6700 SH       Sole                     6700
Lincoln Electric Holdings      COM              533900106     9915   139290 SH       Sole                   139290
Lufkin Inds Inc                COM              549764108     8518   148675 SH       Sole                   148675
McDonald's Corporation         COM              580135101   162014  2750192 SH       Sole                  2714057             36135
Meadwestvaco Corp              COM              583334107    70627  2256450 SH       Sole                  2218890             37560
Medtronic Incorporated         COM              585055106    74529  1482581 SH       Sole                  1456488             26093
Merrill Lynch & Co Inc         COM              590188108    66118  1231715 SH       Sole                  1213680             18035
Microsoft Corp.                COM              594918104    99272  2788539 SH       Sole                  2727266             61273
Mid-America Apt Cmntys         COM              59522J103     7717   180508 SH       Sole                   180508
Moneygram Intl Inc             COM              60935Y109     5809   377943 SH       Sole                   377943
Morgan Stanley                 COM              617446448      797    15000 SH       Sole                    15000
Newbridge Bancorp              COM              65080T102      556    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3351    42140 SH       Sole                    42140
Northstar Realty Financial     COM              66704R100     2314   259400 SH       Sole                   254400              5000
Nymex Holdings                 COM              62948N104      539     4032 SH       Sole                     4032
Occidental Pete Cp Del         COM              674599105    72899   946864 SH       Sole                   933318             13546
Office Depot Inc               COM              676220106     1553   111650 SH       Sole                   111650
Parker Hannifin Corp           COM              701094104     4800    63738 SH       Sole                    63738
Partnerre Ltd                  COM              G6852T105      413     5000 SH       Sole                     5000
Penske Automotive Group        COM              70959W103     7605   435580 SH       Sole                   435580
Pentair Inc                    COM              709631105      374    10730 SH       Sole                    10730
Pfizer Inc.                    COM              717081103     5654   248740 SH       Sole                   248740
Pinnacle Financial Partners    COM              72346Q104     1810    71200 SH       Sole                    71200
PNC Financial Services         COM              693475105     2373    36150 SH       Sole                    36150
Proassurance Corp.             COM              74267C106      912    16615 SH       Sole                    16615
Progressive Corp. Ohio         COM              743315103      522    27250 SH       Sole                    27250
Provident Bancshares Corp.     COM              743859100      463    21656 SH       Sole                    21656
Prudential Financial           COM              744320102     1778    19110 SH       Sole                    19110
Raymond James Financial Inc.   COM              754730109     1957    59925 SH       Sole                    59925
Renaissancere Holdings         COM              G7496G103      346     5750 SH       Sole                     5750
Rohm & Haas Co                 COM              775371107    33732   635622 SH       Sole                   625372             10250
Sara Lee Corporation           COM              803111103    79925  4976660 SH       Sole                  4908885             67775
Seacoast BKG Corp.             COM              811707306      451    43920 SH       Sole                    43920
Southwest Airlines             COM              844741108     9709   795800 SH       Sole                   795800
Southwestern Energy Co         COM              845467109    10206   183165 SH       Sole                   183165
Sovereign Bancorp              COM              845905108     2294   201210 SH       Sole                   201210
Stancorp Financial Group       COM              852891100      756    15000 SH       Sole                    15000
State Street Corp.             COM              857477103     1299    16000 SH       Sole                    16000
Steiner Leisure LTD            COM              P8744Y102    12567   284580 SH       Sole                   284580
Suntrust Banks                 COM              867914103     1375    22006 SH       Sole                    22006
SVB Financial Group            COM              78486Q101      504    10000 SH       Sole                    10000
Synovus Financial Corp         COM              87161C105    57318  2380311 SH       Sole                  2347125             33186
Sysco Corp                     COM              871829107    65842  2109657 SH       Sole                  2077067             32590
Taylor Capital Group           COM              876851106     6102   299135 SH       Sole                   299135
TCF Financial Group            COM              872275102      541    30150 SH       Sole                    30150
Toro Company                   COM              891092108    15234   279825 SH       Sole                   279825
Trinity Industries Inc         COM              896522109    29508  1062986 SH       Sole                  1062986
U S Airways Group Inc.         COM              90341W108    10983   746660 SH       Sole                   746660
UCBH Hldgs Inc                 COM              90262T308     6904   487558 SH       Sole                   487558
UGI Corp                       COM              902681105     9234   338875 SH       Sole                   338875
United Fire & Casualty Co      COM              910331107    11254   386870 SH       Sole                   386870
United Technologies            COM              913017109    85418  1115995 SH       Sole                  1099795             16200
UnitedHealth Group Inc         COM              91324P102    62396  1072100 SH       Sole                  1049865             22235
US Bancorp                     COM              902973304   132430  4172334 SH       Sole                  4108959             63375
Verigy Ltd                     COM              Y93691106     9968   366875 SH       Sole                   366875
Wachovia Corp.                 COM              929903102    61868  1626808 SH       Sole                  1626808
Washington Mutual Inc          COM              939322103    34478  2533310 SH       Sole                  2533310
Wellpoint Inc.                 COM              94973V107     8137    92750 SH       Sole                    92750
Wells Fargo & Co               COM              949746101   127943  4237916 SH       Sole                  4171046             66870
Werner Enterprises             COM              950755108     7484   439440 SH       Sole                   439440
WGL Holdings Inc               COM              92924F106     7780   237470 SH       Sole                   237470
Whiting Petroleum Corporation  COM              966387102    17072   296085 SH       Sole                   296085
Whitney Holdings               COM              966612103      384    14700 SH       Sole                    14700
XTO Energy Inc                 COM              98385X106   109151  2125220 SH       Sole                  2089694             35526
Zions Bancorporation           COM              989701107      830    17772 SH       Sole                    17772
Capital Crossing 8.5% Pfd D    PFD              14007R401     1060    42455 SH       Sole                    40000              2455
Royal Bank of Scotland 6.4% Pf PFD              780097796      395    20000 SH       Sole                    20000
Royal Bank of Scotland 7.25% P PFD              780097713     1302    56400 SH       Sole                    56400
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      295    17027 SH       Sole                    17027
Managed High Yield Plus Fund   COM SHS          561911108      275    74918 SH       Sole                    74918
Nuveen Preferred & Convert Inc COM SHS          67073D102      660    60000 SH       Sole                    60000
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      905    83700 SH       Sole                    83700
Western Asset High Income Fd I COM SHS          95766J102      275    27223 SH       Sole                    27223